Federated Hermes Trust for U S Treasury Obligations Expense Example - Cash II Shares [Member] - Federated Hermes Trust for U S Treasury Obligations - CII	Jul. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 96
Expense Example, with Redemption, 3 Years	300
Expense Example, with Redemption, 5 Years	520
Expense Example, with Redemption, 10 Years	$ 1,155